Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of reverse recapitalization

The following table presents the number of the Company’s ordinary shares issued upon the Reverse Recapitalization:

Ordinary Shares
8i ordinary shares outstanding prior to Reverse Recapitalization	11,073,500
Less: redemption of 8i ordinary shares	(6,033,455)
Conversion of 8i rights	891,725
Shares issued to service providers	260,000
Total shares issued upon the Reverse Recapitalization	6,191,770

Schedule of issuance of shares upon conversion of notes and settlement of debts

The following tables summarize the issuance of shares upon conversion of notes and settlement of debts discussed above:

	Settlement Agreement	Settlement Agreement 2	Tan 2023 Note	Chen Settlement Agreement	Total
Restricted Ordinary shares issued for settlements	478,200	289,100	700,000	578,439	2,045,739
Share price as of settlement date	$1.44	$1.44	1.44	$1.47
Fair value of settlement shares	$688,608	$416,304	1,008,000	$850,306	$2,963,218
Debt settled on May 16, 2023	$(478,200)	$(289,100)	(700,000)	$(850,306)	$(2,317,606)
Loss on Debt Settlements	$210,408	$127,204	308,000	$-	$645,612
The following tables summarize the issuance of shares upon conversion of notes and settlement of debts discussed above:

	Executive Settlement Agreement	8iEPL Settlement Agreement	Total
Restricted Ordinary shares issued for settlements	295,361	700,000	995,362
Share price as of settlement date	$1.28	1.91
Fair value of settlement shares	$376,587	1,337,000	$1,713,587
Debt settled on May 16, 2023	$(376,587)	(889,000)	$(1,265,587)
Loss on Debt Settlements	$-	448,000	$448,000

Schedule of warrant activities

The summary of warrants activity is as follows:

	Warrants Outstanding	Ordinary Shares Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life
December 31, 2021	-	-	$-	-
Granted	8,917,250	4,458,625	$11.50	5.00
Forfeited	-		$-	-
Exercised	-		$-	-
December 31, 2022	8,917,250	4,458,625	$11.50	4.88
Granted	-	-	$-	-
Forfeited	-		$-	-
Exercised	-		$-	-
December 31, 2023	8,917,250	4,458,625	$11.50	3.88
Granted	-	-	$-	-
Forfeited	-	-	$-	-
Exercised	-	-	$-	-
December 31, 2024	8,917,250	4,458,625	$11.50	2.88

Schedule of earnout shares for triggering event

The fair value of the Earnout Shares for Triggering Event 1 and 2 was estimated using the following assumptions:

Closing date	November 17, 2022
Share price of the Company as of closing date	$5.21
Average daily return rate	0.02%
Daily volatility for Triggering Event 1	4.74%
Daily volatility for Triggering Event 2	4.30%

Risk-free rate for Triggering Event 1	4.75%
Risk-free rate for Triggering Event 2	4.49%

Grant Price for Trigging Event 1	$15.0
Grant Price for Trigging Event 2	$20.0